Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Company
Summary of condensed statement of income

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Continuing operations
Selling, general and administrative expenses	(7,342)	(5,697)	(5,568)
Other operating income	6	-	-
Other operating expense	(5)	-	-
Operating loss	(7,341)	(5,697)	(5,568)
Share of income / (loss) in subsidiaries and associates	182,050	(88,022)	(241,693)
Income / (loss) before financial results and income tax	174,709	(93,719)	(247,261)
Financial income	1,874	53	99
Financial loss	(429)	(431)	(400)
Income / (loss) before income tax from continuing operations	176,154	(94,097)	(247,562)
Income tax	(1,307)	(1,028)	1,028
Income / (loss) for the year from continuing operations	174,847	(95,125)	(246,534)
Loss from discontinued operations	-	(21,196)	(4,492)
Income / (loss) for the year	174,847	(116,321)	(251,026)

Summary of condensed statement of comprehensive income

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2022	31, 2021	31, 2020
Income / (loss) for the year	174,847	(116,321)	(251,026)

Items that may be reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates from continuing operations	70,849	94,703	(24,675)
Other comprehensive income / (loss) for the year, net of income tax from continuing operations	70,849	94,703	(24,675)
Currency translation adjustment from discontinued operations	-	920	(578)
Other comprehensive income (loss) of discontinued operations for the year, net of income tax	-	920	(578)
Total comprehensive income / (loss) for the year	245,696	(20,698)	(276,279)

Summary of condensed statement of financial position

	At December	At December
	31, 2022	31, 2021

ASSETS
Non-current assets
Property, plant and equipment, net	15	18
Right-of-use asset	56	110
Investments in subsidiaries	738,851	505,635
Current assets
Other receivables	133	228
Cash and cash equivalents	1,220	1,614
Total assets	740,275	507,605

EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,600)	(4,772)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(251,145)	(321,731)
Legal reserves	1,081	1,081
Other reserves	(1,343,219)	(1,343,639)
Retained earnings	230,387	55,202
Equity	716,095	469,732

LIABILITIES
Non-current liabilities
Deferred tax liabilities	1,230	1,028
Lease liabilities	17	79
Current liabilities
Borrowings	20,354	19,928
Other liabilities	2,024	16,226
Lease liabilities	36	32
Trade payables	519	580
Total liabilities	24,180	37,873
Total equity and liabilities	740,275	507,605

Summary of condensed statement of cash flows

	For the year ended	For the year ended	For the year ended
Cash flows from operating activities	December 31, 2022	December 31, 2021	December 31, 2020
Income / (loss) for the year from continuing operations	174,847	(95,125)	(246,534)
Adjustments for:
Amortization and depreciation	57	50	62
Deferred income tax	202	1,028	(1,028)
Income tax accrued	1,105	-	-
Share of income / (loss) in subsidiaries and associates	(182,050)	88,022	241,693
Interest expense	426	426	395
Net foreign exchange	(1,874)	(51)	(95)
Other financial results, net	3	4	4
Share base compensation	317	-	-
Changes in working capital	760	721	(184)
Net cash used in operating activities	(6,207)	(4,925)	(5,687)
Net cash used in discontinued activities	-	-	-
Cash contribution in subsidiaries and associates	(36,417)	(4,544)	(16,630)
Dividends from subsidiaries	57,000	11,494	15,944
Net cash provided by / (used in) investing activities	20,583	6,950	(686)
Net cash used in discontinued investing activities	(14,700)	(2,495)	(100)
Proceeds from borrowings	-	-	8,100
Principal elements of lease payments	(53)	(51)	(56)
Net cash (used in) / provided by financing activities	(53)	(51)	8,044
Net cash used in discontinued operations from financing activities	-	-	-

Increase in cash and cash equivalents	14,323	1,974	1,671
Decrease in cash and cash equivalents from discontinued operations	(14,700)	(2,495)	(100)

Cash and cash equivalents
At the beginning of the year	1,614	2,166	552
Effect of exchange rate changes in cash and cash equivalents	(17)	(31)	43
(Decrease) / increase in cash and cash equivalents	(377)	(521)	1,571
At the end of the year	1,220	1,614	2,166